Intangible Assets - Narrative (Details) € in Millions, COP in Millions		1 Months Ended	12 Months Ended
	Mar. 27, 2014	Mar. 31, 2014	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP	Jul. 25, 2017 EUR (€)	Jul. 25, 2017 COP
Disclosure of detailed information about intangible assets [line items]
Additional period for license renewal	10 years
Issued capital					€ 934	COP 3,240,652	€ 317	COP 1,114,433
Additions			€ 1,818	€ 1,680
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			€ 493	340
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about intangible assets [line items]
Percent of ownership interest in subsidiary			67.50%
Proportion of ownership interests held by non-controlling interests			32.50%
Additional period for license renewal		10 years
Telefónica El Salvador
Disclosure of detailed information about intangible assets [line items]
Percent of ownership interest in subsidiary			59.58%
Telefónica El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			€ 15
Telefónica México | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			€ 4
Telefónica Uruguay
Disclosure of detailed information about intangible assets [line items]
Percent of ownership interest in subsidiary			100.00%
Telefónica Uruguay | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			€ 23
Telefónica Uruguay | Service concession arrangements and licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Additions			€ 4
Telefónica Costa Rica
Disclosure of detailed information about intangible assets [line items]
Percent of ownership interest in subsidiary			100.00%
Telefónica Costa Rica | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			€ 21
Telefónica Peru | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions				284
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Percent of ownership interest in subsidiary			73.68%
Telefónica Brazil | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions				€ 48
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about intangible assets [line items]
Issued capital					€ 1,384	COP 4,800,966	€ 470	COP 1,651,012	€ 470	COP 1,651,012